                                                                               .
                                                                               .
                                                                               .

        MERRILL LYNCH LIFE INSURANCE                     ML LIFE INSURANCE COMPANY
                  COMPANY                                       OF NEW YORK

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE      ML OF NEW YORK VARIABLE ANNUITY SEPARATE
                 ACCOUNT A                                       ACCOUNT A
    SUPPLEMENT DATED SEPTEMBER 28, 2007             SUPPLEMENT DATED SEPTEMBER 28, 2007
                   TO THE                                          TO THE
              PROSPECTUSES FOR                                PROSPECTUSES FOR
              RETIREMENT POWER                                RETIREMENT POWER
            (DATED MAY 1, 2006)                             (DATED MAY 1, 2004)
            RETIREMENT OPTIMIZER                            RETIREMENT OPTIMIZER
            (DATED MAY 1, 2004)                             (DATED MAY 1, 2004)
     INVESTOR CHOICE (INVESTOR SERIES)               INVESTOR CHOICE (INVESTOR SERIES)
            (DATED MAY 1, 2007)                             (DATED MAY 1, 2007)

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE      ML OF NEW YORK VARIABLE ANNUITY SEPARATE
                 ACCOUNT D                                       ACCOUNT D
    SUPPLEMENT DATED SEPTEMBER 28, 2007             SUPPLEMENT DATED SEPTEMBER 28, 2007
                   TO THE                                          TO THE
              PROSPECTUSES FOR                                PROSPECTUSES FOR
        INVESTOR CHOICE (IRA SERIES)                    INVESTOR CHOICE (IRA SERIES)
            (DATED MAY 1, 2007)                             (DATED MAY 1, 2007)
                IRA ANNUITY                                     IRA ANNUITY
            (DATED MAY 1, 2007)                             (DATED MAY 1, 2006)


This supplement describes a change regarding the variable annuity contracts listed above (the "Contracts") issued by Merrill Lynch Life Insurance Company or ML Life Insurance Company of New York. Please retain this supplement with your Prospectus for future reference.

Effective September 28, 2007, the names of certain asset allocation models available under the Asset Allocation Program have changed as follows:

    PREVIOUS NAME OF MODEL                  NEW NAME OF MODEL
    ----------------------                  -----------------
     Capital Preservation                      Conservative
            Income                       Moderately Conservative
       Income and Growth                         Moderate
            Growth                        Moderately Aggressive
       Aggressive Growth                        Aggressive

                                    *  *  *
If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 (for Contracts issued by Merrill Lynch Life Insurance Company) or (800) 333-6524 (for Contracts issued by ML Life Insurance Company of New York), or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.


796901-0907